BASIC AND DILUTED NET EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator (thousands):
Net income attributed to Sapiens' shareholders	$ 352	$ 19,336	$ 20,016
Adjustment to redeemable non-controlling interest	350	443	224
Net income used for earnings per share	$ 702	$ 19,779	$ 20,240
Denominator (thousands):
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	49,170	48,947	48,121
Stock options and warrants	756	833	1,206
Denominator for diluted net earnings per share - adjusted weighted average number of shares	49,926	49,780	49,327